Related Party Transactions (Details)		12 Months Ended
	Jan. 01, 2018 USD ($) m²	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Related Party Transactions [Abstract]
Percentage of bear interest		6.00%
Right of use for office and warehouse (in Square Meters) | m²	3,627
Right of use for office and warehouse period	10 years
Operating lease expenses	$ 73,034		$ 77,968	$ 74,299
Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]
Related Party Transactions [Abstract]
Revenue from sales transactions		$ 4,610	138,275	731,669
Taizhou Su Xuan Tang Chinese hospital Co., Ltd [Member]
Related Party Transactions [Abstract]
Revenue from sales transactions		17,478	19,246	84,848
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Related Party Transactions [Abstract]
Revenue from sales transactions		11,533	16,658	68,473
Feng Zhou [Member]
Related Party Transactions [Abstract]
Borrowing cost		76,683
Repaid cost			4,935,926
Xiaodong Pan [Member]
Related Party Transactions [Abstract]
Repaid cost		2,899,694
Jianping Zhou [Member]
Related Party Transactions [Abstract]
Borrowing cost			$ 1,122,458	$ 12,148,461
Jun Zheng [Member]
Related Party Transactions [Abstract]
Borrowing cost		$ 94,647